Capital management - Summary of net debt and corresponding gearing ratios (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Borrowings and lease liabilities	R$ 492,535	R$ 637,484
Debentures	335,250	835,230
Structured financing	874,771	0
Total debt	1,702,556	1,472,714
Cash	(1,954,788)	(109,922)	R$ (68,407)
Securities purchased under agreements to resell	(593,673)	(654,057)	(488,809)
Interbank certificate deposits	(111,927)	(123,817)	R$ (69,647)
Net debt	(957,832)	584,918
Equity attributable to owners of the Parent company	10,894,609	7,153,396
Total capital	R$ 9,936,777	R$ 7,738,313
Gearing ratio %	(9.64%)	7.56%